Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 23, 2023
Entity Registrant Name	dei_EntityRegistrantName	GAMCO GLOBAL SERIES FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000909504
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 23, 2023
Prospectus Date	rr_ProspectusDate	Apr. 29, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GAMCO GLOBAL SERIES FUNDS, INC.

The Gabelli Global Content & Connectivity Fund

The Gabelli Global Growth Fund

The Gabelli International Small Cap Fund

The Gabelli Global Rising Income and Dividend Fund

Gabelli Global Mini MitesTM Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2023, to each Fund’s Statutory Prospectus for Class AAA Shares, Class A Shares, and Class I Shares, dated April 29, 2022

Effective February 23, 2023, each Fund’s Average Annual Total Returns Table is replaced in its entirety with the following:

Gabelli Global Content & Connectivity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Gabelli Global Content & Connectivity Fund | MSCI AC World Communication Services Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.82%
5 Years	rr_AverageAnnualReturnYear05	10.93%
10 Years	rr_AverageAnnualReturnYear10	8.94%
Gabelli Global Content & Connectivity Fund | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.04%
5 Years	rr_AverageAnnualReturnYear05	14.97%
10 Years	rr_AverageAnnualReturnYear10	12.44%
Gabelli Global Content & Connectivity Fund | Gabelli Global Content & Connectivity Fund Class AAA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	7.18%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Gabelli Global Content & Connectivity Fund | Gabelli Global Content & Connectivity Fund Class AAA | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.57%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Gabelli Global Content & Connectivity Fund | Gabelli Global Content & Connectivity Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	5.35%
Gabelli Global Content & Connectivity Fund | Gabelli Global Content & Connectivity Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.88%)
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	6.15%
Gabelli Global Content & Connectivity Fund | Gabelli Global Content & Connectivity Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.18%
5 Years	rr_AverageAnnualReturnYear05	7.63%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Gabelli Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Gabelli Global Growth Fund | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.04%
5 Years	rr_AverageAnnualReturnYear05	14.97%
10 Years	rr_AverageAnnualReturnYear10	12.44%
Gabelli Global Growth Fund | Lipper Global Large Cap Growth Fund Classification
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.15%
5 Years	rr_AverageAnnualReturnYear05	18.57%
10 Years	rr_AverageAnnualReturnYear10	13.99%
Gabelli Global Growth Fund | Gabelli Global Growth Fund Class AAA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.10%
5 Years	rr_AverageAnnualReturnYear05	21.87%
10 Years	rr_AverageAnnualReturnYear10	15.55%
Gabelli Global Growth Fund | Gabelli Global Growth Fund Class AAA | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.95%
5 Years	rr_AverageAnnualReturnYear05	20.34%
10 Years	rr_AverageAnnualReturnYear10	14.01%
Gabelli Global Growth Fund | Gabelli Global Growth Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.33%
5 Years	rr_AverageAnnualReturnYear05	17.50%
10 Years	rr_AverageAnnualReturnYear10	12.55%
Gabelli Global Growth Fund | Gabelli Global Growth Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.13%
5 Years	rr_AverageAnnualReturnYear05	20.42%
10 Years	rr_AverageAnnualReturnYear10	14.86%
Gabelli Global Growth Fund | Gabelli Global Growth Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.10%
5 Years	rr_AverageAnnualReturnYear05	22.18%
10 Years	rr_AverageAnnualReturnYear10	15.96%
Gabelli International Small Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Gabelli International Small Cap Fund | MSCI EAFE Small Cap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	11.04%
10 Years	rr_AverageAnnualReturnYear10	10.80%
Gabelli International Small Cap Fund | Gabelli International Small Cap Fund Class AAA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.16%
5 Years	rr_AverageAnnualReturnYear05	9.64%
10 Years	rr_AverageAnnualReturnYear10	8.06%
Gabelli International Small Cap Fund | Gabelli International Small Cap Fund Class AAA | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	3.76%
5 Years	rr_AverageAnnualReturnYear05	6.02%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Gabelli International Small Cap Fund | Gabelli International Small Cap Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.93%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Gabelli International Small Cap Fund | Gabelli International Small Cap Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.76%)
5 Years	rr_AverageAnnualReturnYear05	7.89%
10 Years	rr_AverageAnnualReturnYear10	7.18%
Gabelli International Small Cap Fund | Gabelli International Small Cap Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	9.80%
10 Years	rr_AverageAnnualReturnYear10	8.39%
Gabelli Global Rising Income and Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Gabelli Global Rising Income and Dividend Fund | MSCI AC World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.35%
5 Years	rr_AverageAnnualReturnYear05	15.64%
10 Years	rr_AverageAnnualReturnYear10	13.32%
Gabelli Global Rising Income and Dividend Fund | Gabelli Global Rising Income and Dividend Fund Class AAA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.32%
5 Years	rr_AverageAnnualReturnYear05	10.01%
10 Years	rr_AverageAnnualReturnYear10	7.59%
Gabelli Global Rising Income and Dividend Fund | Gabelli Global Rising Income and Dividend Fund Class AAA | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.99%
5 Years	rr_AverageAnnualReturnYear05	9.78%
10 Years	rr_AverageAnnualReturnYear10	7.34%
Gabelli Global Rising Income and Dividend Fund | Gabelli Global Rising Income and Dividend Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.06%
5 Years	rr_AverageAnnualReturnYear05	7.97%
10 Years	rr_AverageAnnualReturnYear10	6.14%
Gabelli Global Rising Income and Dividend Fund | Gabelli Global Rising Income and Dividend Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.33%
5 Years	rr_AverageAnnualReturnYear05	8.71%
10 Years	rr_AverageAnnualReturnYear10	6.91%
Gabelli Global Rising Income and Dividend Fund | Gabelli Global Rising Income and Dividend Fund Class Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.34%
5 Years	rr_AverageAnnualReturnYear05	10.44%
10 Years	rr_AverageAnnualReturnYear10	7.91%
Gabelli Global Mini Mites Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the years ended December 31, 2022, with maximum sales charge, if applicable)
Gabelli Global Mini Mites Fund | S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.18%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2018
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund Class AAA
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2018
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund Class AAA | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.94%
Since Inception	rr_AverageAnnualReturnSinceInception	7.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2018
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund Class AAA | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.45%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2018
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund Class A
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.52%
Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2018
Gabelli Global Mini Mites Fund | Gabelli Global Mini Mites Fund Class I
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.25%
Since Inception	rr_AverageAnnualReturnSinceInception	9.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2018